Acquisition of Liberty Dialysis Holdings	9 Months Ended
Sep. 30, 2012
Notes to Consolidated Financial Statements [Abstract]
Acquisition of Liberty Dialysis Holdings [Text Block]

2. Acquisition of Liberty Dialysis Holdings

On February 28, 2012, the Company acquired 100% of the equity of Liberty Dialysis Holdings, Inc. (“LD Holdings”), the owner of Liberty Dialysis and owner of a 51% stake in Renal Advantage Partners, LLC (the “Liberty Acquisition”). The Company accounted for this transaction as a business combination, subject to finalization of the acquisition accounting which will be finalized in the near future. LD Holdings mainly provided dialysis services in the United States through the 263 clinics it owned (the “Acquired Clinics”). As the Company expressly discloses in the 2011 Form 20-F, as amended (see Item 4B, “Information on the Company – Business Overview – Our Strategy and Competitive Strengths,”) it is part of the Company's stated strategy to expand and complement its existing business through acquisitions. Generally, these acquisitions do not change the Company's business model and are easy to integrate without disruption to its existing business, requiring little or no realignment of its structures. The Liberty Acquisition is consistent in this regard as it involves the acquisition of dialysis clinics, a business in which the Company is already engaged and, therefore, merely supplements its existing business.

Total consideration for the Liberty Acquisition was $2,180,029, consisting of $1,695,330 cash, net of cash acquired and $484,699 non-cash consideration. Accounting standards for business combinations require previously held equity interests to be fair valued with the difference to book value to be recognized as a gain or loss in income. Prior to the Liberty Acquisition, the Company had a 49% equity investment in Renal Advantage Partners, LLC, the fair value of which, $201,915, is included as non-cash consideration. The estimated fair value has been determined based on the discounted cash flow method, utilizing an approximately 13% discount rate. In addition to the Company's investment, it also had a loan receivable from Renal Advantage Partners, LLC of $279,793, at a fair value of $282,784, which was retired as part of the transaction.

The following table summarizes the current estimated fair values of assets acquired and liabilities assumed at the date of the acquisition. Any adjustments to acquisition accounting, net of related income tax effects, will be recorded with a corresponding adjustment to goodwill:

It is currently estimated that amortizable intangible assets acquired in this acquisition will have weighted average useful lives of 6-8 years.

Goodwill, in the amount of $1,990,476 was acquired as part of the Liberty Acquisition and is allocated to the North America Segment. Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill arises principally due to the fair value placed on acquiring an established stream of future cash flows versus building a similar franchise. Of the goodwill recognized in this acquisition, approximately $436,000 is expected to be deductible for tax purposes and amortized over a 15 year period.

The noncontrolling interests acquired as part of the acquisition are stated at estimated fair value, subject to finalization of the acquisition accounting, based upon utilized implied multiples used in conjunction with the Liberty Acquisition, as well as the Company's overall experience and contractual multiples typical for such arrangements.

The Company's consolidated income since February 29, 2012 includes the results of LD Holdings revenue and operating income in the amount of $502,560 and $125,373 before taxes, respectively. This amount for operating income does not include synergies which may have resulted at consolidated entities outside LD Holdings since the acquisition closed. In addition, the Company's results include those of divested FMC-AG & Co. KGaA clinics prior to their divestiture.

The fair valuation of the Company's investment at the time of the Liberty Acquisition resulted in a non-taxable gain of $139,600 and is presented in the separate line item “Investment Gain” in the Consolidated Statement of Income. The retirement of the loan receivable resulted in a benefit of $8,501 which was recognized in interest income.

Divestitures

In connection with the FTC consent order relating to the Liberty Acquisition, the Company agreed to divest a total of 62 renal dialysis centers. For the nine months ended September 30, 2012, 24 of the 61 clinics sold were FMC-AG & Co. KGaA clinics, which resulted in a $33,455 gain.

For the nine months ended September 30, 2012, the income tax expense related to the sale of these clinics of approximately $21,970 has been recorded in the line item “Income tax expense,” resulting in a net gain of approximately $11,485. The after-tax gain was offset by the after-tax effects of the costs associated with the Liberty Acquisition.